Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 61,117,106	$ 66,699,388	$ 70,144,756	$ 77,125,513
2024
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	623,162
2025
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	429,577
2026
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	3,328,743
2027
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	1,679,097
2028
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	2,113,864
More than five years
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 52,942,663